Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Select Mid Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,692	$ 11,046	$ 13,502	$ 13,877	$ 17,577	$ 24,307	$ 17,265	$ 19,246	$ 22,378	$ 29,202
Columbia Select Mid Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,205	11,544	14,000	14,284	17,951	24,643	17,374	19,224	22,188	28,739
Columbia Select Mid Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,309	11,783	14,433	14,876	18,881	26,182	18,647	20,836	24,289	31,770
Columbia Select Mid Cap Growth Fund - Institutional Class 2
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,321	11,807	14,476	14,926	18,962	26,307	18,745	20,953	24,436	31,984
Columbia Select Mid Cap Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,327	11,820	14,498	14,958	19,007	26,382	18,808	21,036	24,551	32,147
Columbia Select Mid Cap Growth Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,309	11,783	14,433	14,876	18,881	26,182	18,647	20,836	24,289	31,769
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,144	12,934	15,553	15,757	19,135	25,458	22,076	25,334	31,958	37,020
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	$ 10,000		$ 10,700	$ 12,254	$ 15,324	$ 16,238	$ 20,063	$ 27,119	$ 19,881	$ 22,466	$ 26,749	$ 33,818